Loans - Schedule of Outstanding Balances of Loans (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2024 JPY (¥)	Apr. 30, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 57,268,000	¥ 168,368,000	$ 375,898	$ 1,105,139
Less: Loan origination fee		(115,500)		(758)
Current portion of long – term loan	(15,807,000)	(119,189,500)	(103,755)	(782,340)
Long-term loan – due over one year	41,461,000	49,063,000	272,143	322,041
Kiraboshi Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 603,000	¥ 4,101,000	3,958	26,918
Maturity Date	Nov. 12, 2024	Nov. 12, 2024
Effective Interest Rate	1.60%	1.60%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 27,065,000	¥ 29,567,000	177,650	194,073
Maturity Date	Mar. 31, 2030	Mar. 31, 2030
Effective Interest Rate	1.60%	1.60%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi	Guaranteed by Mr. Satoshi Kobayashi
Resona Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans		¥ 100,000,000		656,383
Maturity Date		Jul. 31, 2024
Effective Interest Rate		1.48%
Collateral/ Guarantee		Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 29,600,000	¥ 34,700,000	$ 194,290	$ 227,765
Maturity Date	Sep. 30, 2027	Sep. 30, 2027
Effective Interest Rate	2.69%	2.69%